Acquisitions - ARTMS Measurement period adjustments (Details) - ARTMS $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	$ (4,731)
Intellectual property
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	18,759
Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	$ 14,028